NORTHERN LIGHTS FUND TRUST

November 1, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	Ladenburg Income Fund
Ladenburg Income & Growth Fund
Ladenburg Growth & Income Fund
Ladenburg Growth Fund
Ladenburg Aggressive Growth Fund
Power Income Fund
Power Dividend Index Fund
Power Momentum Index Fund

Post-Effective Amendment No. 1,018 and 1,019 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, Ladenburg Aggressive Growth Fund, Power Income Fund, Power Dividend Index Fund, Power Momentum Index Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Ladenburg Income Fund	1,018	0001580642-17-005731	October 27, 2017
Ladenburg Income & Growth Fund	1,018	0001580642-17-005731	October 27, 2017
Ladenburg Growth & Income Fund	1,018	0001580642-17-005731	October 27, 2017
Ladenburg Growth Fund	1, 018	0001580642-17-005731	October 27, 2017
Ladenburg Aggressive Growth Fund	1,018	0001580642-17-005731	October 27, 2017
Power Income Fund	1,019	0001580642-17-005778	October 30, 2017
Power Dividend Index Fund	1,019	0001580642-17-005778	October 30, 2017
Power Momentum Index Fund	1,019	0001580642-17-005778	October 30, 2017

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Jim Colantino

Jim Colantino

Treasurer